Inventories	3 Months Ended
Mar. 31, 2018
Inventories [Abstract]
Inventories

NOTE 4 - Inventories

As of March 31, 2018 and 2017 and December 31, 2017 and 2016, inventories consisted of the following:

	March 31,		December 31,
	2018	2017	2017	2016
		(Unaudited)
Satellite equipment for sale under construction	$197,645	$197,645	$197,645	$197,645
Parts	11,029	11,029	11,029	11,029
Supplies	5,468	6,214	5,540	6,437
	214,142	214,888	214,214	215,111
Allowance for inventory loss	(5,468)	(4,984)	(5,540)	(5,382)
Net	$208,674	$209,904	$208,674	$209,729